Schedule of Investments PIMCO Sector Fund Series – H	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 80.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%
Alkermes, Inc.
6.482% (TSFR3M + 3.732%) due 08/12/2031 ~		$100		$100
Altice France SA
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~		25		26
American Axle & Manufacturing, Inc.
6.874% - 6.915% (TSFR1M + 3.624%) due 02/03/2033 ~		222		223
Asurion LLC
7.413% (TSFR3M + 3.663%) due 02/23/2033 ~		225		213
Citco Funding LLC
5.663% (TSFR3M + 3.663%) due 01/30/2033 ~		100		99
Clover Holdings 2 LLC
TBD% - 4.000% due 12/10/2029 µ		20		19
7.375% (TSFR1M + 3.633%) due 12/09/2031 ~		198		190
Columbus McKinnon Corp.
7.232% (TSFR3M + 3.732%) due 02/03/2033 ~		110		110
Cotiviti Corp.
6.370% (TSFR1M + 3.620%) due 05/01/2031 ~		74		67
6.370% (TSFR1M + 3.620%) due 03/26/2032 ~		50		45
Cyberswift U.S. Finco LLC
7.427% (TSFR3M + 3.677%) due 10/08/2032 ~		100		100
Dialysis Holdco LLC
9.644% (TSFR1M + 3.644%) due 11/26/2030 «~		113		115
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		441		442
Finastra USA, Inc.
7.746% (TSFR6M + 3.751%) due 09/15/2032 ~		299		277
Fortress Intermediate 3, Inc.
6.624% (TSFR1M + 3.624%) due 06/27/2031 ~		99		98
Froneri Lux Finco SARL
5.877% - 6.127% (TSFR6M + 3.627%) due 09/30/2032 ~		100		99
Gen Digital, Inc.
5.394% (TSFR1M + 3.644%) due 09/12/2029 ~		223		221
Hudson River Trading LLC
6.139% (TSFR1M + 0.000%) due 03/18/2030 ~		100		99
Ineos U.S. Finance LLC
6.894% (TSFR1M + 3.644%) due 02/18/2030 ~		149		137
Jane Street Group LLC
5.666% (TSFR3M + 3.666%) due 12/15/2031 ~		99		99
LifePoint Health, Inc.
7.177% (TSFR3M + 3.679%) due 05/19/2031 ~		49		48
Neptune Bidco U.S., Inc.
8.769% (TSFR3M + 3.669%) due 02/03/2033 ~		100		99
Newfold Digital Holdings Group, Inc.
9.364% (TSFR1M + 3.612%) due 04/30/2029 ~		4		3
Paradigm Parent LLC
8.232% (TSFR3M + 3.732%) due 04/16/2032 ~		99		85
QualityTech LP
7.114% (TSFR1M + 3.612%) due 10/30/2031 ~		99		99
QuidelOrtho Corp.
7.644% (TSFR1M + 3.644%) due 08/20/2032 ~		150		148
Specialty Building Products Holdings LLC
7.494% (TSFR1M + 3.644%) due 10/16/2028 ~		222		202
Spirit Airlines, Inc.
TBD% due 07/14/2026		10		0
11.637% (TSFR1M + 3.637%) due 07/14/2026 ~		8		7
Stepstone Group Midco 2 GmbH
8.176% - 8.179% (TSFR6M + 3.679%) due 12/19/2031 ~		99		80
TK Elevator Midco GmbH
6.377% (TSFR6M + 3.627%) due 04/30/2030 ~		49		50
TransDigm, Inc.
6.144% (TSFR1M + 3.644%) due 02/28/2031 ~		199		199
6.144% (TSFR1M + 3.644%) due 08/19/2032 ~		75		75
U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~		98		97
UKG, Inc.
5.913% - 6.163% (TSFR3M + 3.663%) due 02/10/2031 ~		49		46
VEON Amsterdam BV
7.924% (TSFR3M + 3.679%) due 03/25/2027 «~		75		75
Veritiv Corp.
7.732% (TSFR3M + 3.732%) due 12/02/2030 ~		99		94

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

		$		$
VistaJet Malta Finance PLC
7.442% (TSFR3M + 3.692%) due 04/01/2031 ~			74		74

Total Loan Participations and Assignments (Cost $4,336)					4,260

CORPORATE BONDS & NOTES 76.4%
BANKING & FINANCE 13.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031			25		25
7.000% due 01/15/2031			525		534
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030			325		334
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028			100		99
Ally Financial, Inc.
5.543% due 01/17/2031 •			50		50
8.000% due 11/01/2031			50		56
AmWINS Group, Inc.
6.375% due 02/15/2029			250		251
ARES Strategic Income Fund
5.150% due 01/15/2031			150		143
Asurion LLC/Asurion Co-Issuer, Inc.
8.375% due 02/01/2034			225		208
Black Pearl Compute LLC
6.125% due 02/15/2031			150		152
Bread Financial Holdings, Inc.
6.750% due 05/15/2031			125		128
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027			50		49
Burford Capital Global Finance LLC
7.500% due 07/15/2033			100		85
9.250% due 07/01/2031			350		341
CRC Insurance Group LLC
7.125% due 06/01/2031			150		150
CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030			125		123
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028			23		23
Diversified Healthcare Trust
4.375% due 03/01/2031			150		137
7.250% due 10/15/2030			125		129
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030			175		174
Encore Capital Group, Inc.
6.625% due 04/15/2031			300		304
8.500% due 05/15/2030			375		399
First Eagle Holdings, Inc.
7.250% due 08/15/2032			125		126
Ford Motor Credit Co. LLC
3.815% due 11/02/2027			200		197
5.918% due 03/20/2028			200		203
Freedom Mortgage Holdings LLC
6.875% due 05/01/2031			100		97
8.375% due 04/01/2032			50		51
9.250% due 02/01/2029			450		467
FS KKR Capital Corp.
3.125% due 10/12/2028			275		259
6.125% due 01/15/2031			100		96
FTAI Aviation Investors LLC
5.500% due 05/01/2028			75		75
7.000% due 05/01/2031			100		104
GSG Bidco Ltd.
4.700% due 06/15/2031	EUR		125		143
HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036			$100		99
HPS Corporate Lending Fund
6.300% due 08/19/2031			125		125
HUB International Ltd.
7.250% due 06/15/2030			450		462
Hudson Pacific Properties LP
3.950% due 11/01/2027			125		122
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027			75		74
9.000% due 06/15/2030			25		23
Intesa Sanpaolo SpA
4.198% due 06/01/2032 •			75		71
ION Platform Finance U.S., Inc.
7.875% due 09/30/2032			475		345
Iron Mountain, Inc.
4.500% due 02/15/2031			375		359
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032			75		75
6.750% due 05/01/2033			525		540
7.125% due 04/30/2031			150		155

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

	$		$
Jefferson Capital Holdings LLC
8.250% due 05/15/2030		125		132
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/2029		50		49
5.500% due 08/01/2030		350		354
Millrose Properties, Inc.
6.250% due 09/15/2032		100		101
Navient Corp.
5.000% due 03/15/2027		125		124
9.375% due 10/15/2031		100		100
Newmark Group, Inc.
7.500% due 01/12/2029		75		79
Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028		200		200
7.050% due 09/15/2028		475		487
OneMain Finance Corp.
3.500% due 01/15/2027		350		347
6.125% due 05/15/2030		50		50
6.625% due 01/15/2028		400		406
6.625% due 05/15/2029		425		434
6.750% due 09/15/2033		100		99
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		75		61
Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029		125		127
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		125		119
7.125% due 11/15/2030		50		51
7.875% due 12/15/2029		300		312
Rfna LP
7.875% due 02/15/2030		50		50
Rocket Cos., Inc.
6.125% due 08/01/2030		475		483
6.125% due 08/01/2031		475		485
7.125% due 02/01/2032		125		130
SBA Communications Corp.
3.125% due 02/01/2029		150		144
3.875% due 02/15/2027		200		199
Service Properties Trust
0.000% due 09/30/2028 (c)		300		279
SLM Corp.
6.500% due 01/31/2030		175		177
Starwood Property Trust, Inc.
5.250% due 10/15/2028		250		249
5.750% due 01/15/2031		150		149
6.000% due 04/15/2030		50		50
6.125% due 06/01/2031		100		101
6.500% due 10/15/2030		25		26
7.250% due 04/01/2029		50		52
Stingray Compute LLC
6.000% due 06/15/2031		100		100
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC
6.125% due 07/15/2033 (a)		100		100
Stonex Escrow Issuer LLC
6.875% due 07/15/2032		75		77
Sunrise FinCo I BV
4.875% due 07/15/2031		25		24
UniCredit SpA
5.459% due 06/30/2035 •		100		101
UWM Holdings LLC
6.250% due 03/15/2031		200		178
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031		300		314
Vornado Realty LP
3.400% due 06/01/2031		475		436
WS Escrow LLC
7.750% due 06/01/2033		125		128
WULF Compute LLC
7.750% due 10/15/2030		150		158

				15,984

INDUSTRIALS 60.2%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		125		120
4.000% due 10/15/2030		875		827
1261229 BC Ltd.
10.000% due 04/15/2032		400		405
A&K Travel Group Holdings Ltd.
7.500% due 05/15/2033		125		126
ADI Escrow Issuer LLC
7.125% due 07/15/2034		125		128
ADT Security Corp.
4.125% due 08/01/2029		200		192
Advance Auto Parts, Inc.
7.375% due 08/01/2033		475		493

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

		$		$
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029			175		166
5.750% due 03/31/2034			175		167
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030			950		984
Allison Transmission, Inc.
4.750% due 10/01/2027			75		75
Allwyn Entertainment Financing U.K. PLC
4.625% due 08/15/2031	EUR		150		171
7.875% due 04/30/2029			$175		180
Altice France SA
9.500% due 11/01/2029			322		327
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029			250		251
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029			150		143
4.000% due 01/15/2028			200		197
ams-OSRAM AG
7.250% due 05/31/2032	EUR		200		236
APLD ComputeCo 2 LLC
6.750% due 03/15/2031			$150		151
APLD ComputeCo 3 LLC
7.000% due 06/15/2031			250		250
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028			250		240
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032			50		51
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028			50		49
Axon Enterprise, Inc.
6.125% due 03/15/2030			425		435
B&G Foods, Inc.
8.000% due 09/15/2028			200		200
Ball Corp.
2.875% due 08/15/2030			250		228
Bath & Body Works, Inc.
6.875% due 11/01/2035			175		179
Bausch & Lomb Corp.
8.375% due 10/01/2028			100		103
Beacon Mobility Corp.
7.250% due 08/01/2030			350		365
Belron U.K. Finance PLC
5.750% due 10/15/2029			75		75
BKV Upstream Midstream LLC
7.500% due 10/15/2030			50		50
Block, Inc.
3.500% due 06/01/2031			75		69
5.625% due 08/15/2030			800		802
6.500% due 05/15/2032			175		179
Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
7.125% due 06/15/2033			300		303
Borr IHC Ltd./Borr Finance LLC
8.750% due 01/15/2032			200		195
Brightstar Lottery PLC
5.250% due 01/15/2029			275		274
Builders FirstSource, Inc.
5.000% due 03/01/2030			200		196
6.750% due 05/15/2035			200		204
BWX Technologies, Inc.
4.125% due 04/15/2029			250		242
Caesars Entertainment, Inc.
6.500% due 02/15/2032			175		171
Carnival Corp. Ltd.
5.125% due 05/01/2029			300		300
5.750% due 08/01/2032			275		278
7.000% due 08/15/2029			225		233
Carpenter Technology Corp.
5.625% due 03/01/2034			75		75
Carvana Co.
9.000% due 06/01/2030			325		336
9.000% due 06/01/2031			150		166
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/2030			975		907
5.375% due 06/01/2029			1,050		1,028
Celanese U.S. Holdings LLC
6.500% due 04/15/2030			175		178
Centene Corp.
2.450% due 07/15/2028			275		261
2.500% due 03/01/2031			165		144
3.375% due 02/15/2030			685		639
4.625% due 12/15/2029			225		218
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029			100		65
Cerdia Finanz GmbH
9.375% due 10/03/2031			75		67

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

		$		$
Charlotte Buyer, Inc.
8.000% due 06/30/2031			125		127
Cheplapharm Arzneimittel GmbH
6.750% due 02/15/2032	EUR		100		115
7.125% due 06/15/2031			100		117
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028			$100		99
6.375% due 04/15/2034			100		102
Chord Energy Corp.
6.750% due 03/15/2033			125		127
CHS/Community Health Systems, Inc.
5.250% due 05/15/2030			175		165
9.750% due 01/15/2034			400		418
Cipher Compute LLC
7.125% due 11/15/2030			100		104
Cirsa Finance International SARL
5.401% (EUR003M + 3.000%) due 10/15/2032 ~	EUR		100		116
CITGO Petroleum Corp.
8.375% due 01/15/2029			$50		51
Cleveland-Cliffs, Inc.
7.000% due 03/15/2032			200		199
Cloud Software Group, Inc.
6.500% due 03/31/2029			125		121
6.625% due 08/15/2033			300		260
8.250% due 06/30/2032			200		188
9.000% due 09/30/2029			200		194
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029			75		75
6.750% due 04/15/2032			50		49
8.750% due 04/15/2030			475		469
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032			175		158
7.000% due 06/15/2027			200		199
Coherent Corp.
5.000% due 12/15/2029			150		148
Columbus McKinnon Corp.
7.125% due 02/01/2033			225		226
Comstock Resources, Inc.
5.875% due 01/15/2030			200		189
Core Scientific Finance I LLC
7.750% due 05/15/2031			175		178
CoreWeave, Inc.
8.500% due 07/15/2032	EUR		100		113
9.000% due 02/01/2031			$75		74
9.250% due 06/01/2030			250		252
9.750% due 10/01/2031			250		250
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031			300		295
Crescent Energy Finance LLC
7.625% due 04/01/2032			200		202
7.875% due 04/15/2032			45		46
8.375% due 01/15/2034			125		129
Crocs, Inc.
4.125% due 08/15/2031			25		23
4.250% due 03/15/2029			25		24
Crowdstrike Holdings, Inc.
3.000% due 02/15/2029			325		310
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031			75		75
DaVita, Inc.
4.625% due 06/01/2030			125		121
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.875% due 06/01/2034			300		299
Deluxe Corp.
8.125% due 09/15/2029			25		26
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000% due 02/15/2031			200		208
Discovery Global Holdings, Inc.
4.279% due 03/15/2032			700		629
DISH DBS Corp.
5.250% due 12/01/2026			300		297
Dorman Products, Inc.
6.250% due 06/15/2034			100		101
Dream Finders Homes, Inc.
6.875% due 09/15/2030			100		99
EchoStar Corp.
10.750% due 11/30/2029			440		476
Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032			300		300
ELK Grove Village Property LLC
7.500% due 06/15/2031			100		101
Ellucian Holdings, Inc.
6.500% due 12/01/2029			225		218
EquipmentShare.com, Inc.
7.125% due 07/01/2034 (a)			225		221

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

		$		$
EW Scripps Co.
9.875% due 08/15/2030			200		175
Excelerate Energy LP
8.000% due 05/15/2030			100		106
Fair Isaac Corp.
4.000% due 06/15/2028			175		171
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029			200		192
Flora Food Management BV
7.500% due 10/31/2030 (e)	EUR		250		285
FMC Corp.
6.375% due 05/18/2053			$125		98
8.000% due 06/01/2031			300		312
Fortescue Treasury Pty. Ltd.
4.500% due 09/15/2027			325		323
Fortress Intermediate 3, Inc.
7.500% due 06/01/2031			200		204
Froneri Lux FinCo SARL
4.750% due 08/01/2032	EUR		225		251
Gaia Purchaser, Inc.
7.625% due 07/15/2033 (a)			$200		202
Gap, Inc.
3.875% due 10/01/2031			100		91
GB AIT Buyer, Inc.
8.750% due 04/30/2034			175		176
GFL Environmental, Inc.
4.000% due 08/01/2028			275		269
4.375% due 08/15/2029			125		122
Global Infrastructure Solutions, Inc.
6.375% due 07/15/2034 (a)			125		126
Global Medical Response, Inc.
7.375% due 10/01/2032			250		259
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029			100		94
Goat Holdco LLC
6.750% due 02/01/2032			50		51
goeasy Ltd.
7.375% due 10/01/2030			225		203
Goodyear Tire & Rubber Co.
8.875% due 07/15/2032			100		101
Granite Construction, Inc.
6.375% due 06/15/2034			125		127
Gray Media, Inc.
7.250% due 08/15/2033			200		197
9.625% due 07/15/2032			100		97
Grifols SA
4.750% due 10/15/2028			200		196
HealthEquity, Inc.
4.500% due 10/01/2029			200		195
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032			350		321
4.000% due 05/01/2031			400		378
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% due 01/15/2032			150		152
Howard Midstream Energy Partners LLC
6.625% due 01/15/2034			100		101
7.375% due 07/15/2032			50		52
Hybar LLC
7.375% due 07/01/2034			125		126
IHO Verwaltungs GmbH
7.375% due 05/15/2033			300		312
Ingevity Corp.
3.875% due 11/01/2028			375		364
Ingram Micro, Inc.
4.750% due 05/15/2029			150		147
Intralot Capital Luxembourg SA
6.750% due 10/15/2031	EUR		300		348
IQVIA, Inc.
6.250% due 06/01/2032			$300		305
Jazz Securities DAC
4.375% due 01/15/2029			25		25
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031			275		249
KBR, Inc.
4.750% due 09/30/2028			75		74
Kinetik Holdings LP
6.625% due 12/15/2028			150		153
Kodiak Gas Services LLC
5.875% due 04/01/2031			200		201
Kraken Oil & Gas Partners LLC
7.125% due 05/15/2031			100		98
Lamar Media Corp.
3.625% due 01/15/2031			100		93
4.000% due 02/15/2030			50		48
LBM Acquisition LLC
6.250% due 01/15/2029			100		73

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

		$		$
Level 3 Financing, Inc.
6.875% due 06/30/2033			300		308
7.000% due 03/31/2034			50		52
7.500% due 02/15/2037			125		128
LifePoint Health, Inc.
7.000% due 05/01/2034			225		216
Live Nation Entertainment, Inc.
4.750% due 10/15/2027			575		574
Lsf12 Helix Parent LLC
7.125% due 02/01/2033			100		97
Manuchar Group SARL
7.401% due 07/07/2032 •	EUR		100		114
Matador Resources Co.
6.250% due 04/15/2033			$50		50
6.500% due 04/15/2032			125		126
Match Group Holdings II LLC
4.625% due 06/01/2028			225		222
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030			100		102
Maxam Prill SARL
7.750% due 07/15/2030			200		206
McGraw-Hill Education, Inc.
7.375% due 09/01/2031			50		51
Medline Borrower LP
5.250% due 10/01/2029			100		99
Meridian Arc Holdco LLC
6.250% due 04/30/2031			500		501
Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031			100		84
MGM China Holdings Ltd.
4.750% due 02/01/2027			75		75
Michaels Cos., Inc.
8.500% due 03/15/2033			125		124
Mineral Resources Ltd.
6.000% due 05/01/2032			150		148
7.000% due 04/01/2031			100		104
9.250% due 10/01/2028			17		18
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032			25		25
Molina Healthcare, Inc.
3.875% due 11/15/2030			225		210
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/2031			38		38
Motion Finco SARL
8.375% due 02/15/2032			50		42
Murphy Oil USA, Inc.
3.750% due 02/15/2031			300		281
Nabors Industries, Inc.
7.625% due 11/15/2032			250		256
National Mentor Holdings, Inc.
10.500% due 12/15/2030			150		158
NCR Atleos Corp.
9.500% due 04/01/2029			25		27
NCR Voyix Corp.
5.250% due 10/01/2030			125		114
Neptune Bidco U.S., Inc.
9.500% due 02/15/2033			175		177
10.375% due 05/15/2031			100		104
Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029			82		73
Nexstar Media, Inc.
6.500% due 09/15/2033			300		300
7.250% due 04/15/2034			175		175
Nissan Motor Co. Ltd.
4.345% due 09/17/2027			100		98
8.125% due 07/17/2035			200		212
Noble Finance II LLC
6.250% due 06/15/2034			100		98
8.000% due 04/15/2030			275		285
Nordstrom, Inc.
5.000% due 01/15/2044			200		141
Northriver Midstream Finance LP
6.750% due 07/15/2032			100		101
Novelis Corp.
3.875% due 08/15/2031			375		342
OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033			125		131
8.750% due 07/01/2034			200		212
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028			150		146
6.125% due 02/15/2033	EUR		100		115
6.750% due 08/01/2032			$200		196
7.250% due 06/15/2031			75		76
ON Semiconductor Corp.
3.875% due 09/01/2028			75		73

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

	$		$
Opal Bidco SAS
6.500% due 03/31/2032		50		51
Open Text Corp.
3.875% due 02/15/2028		100		98
3.875% due 12/01/2029		200		184
Option Care Health, Inc.
4.375% due 10/31/2029		150		144
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028		175		173
7.875% due 05/15/2034		75		80
Outfront Media Capital LLC/Outfront Media Capital Corp.
6.000% due 06/15/2034		125		125
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032		100		90
Paramount Global
4.200% due 06/01/2029		125		120
4.375% due 03/15/2043		225		145
4.600% due 01/15/2045		300		191
4.900% due 08/15/2044		100		66
5.850% due 09/01/2043		600		450
Park River Holdings, Inc.
8.000% due 03/15/2031		100		101
Performance Food Group, Inc.
4.250% due 08/01/2029		350		340
5.625% due 03/01/2034		250		246
PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032		175		175
Photo Holdings LLC
12.000% due 07/01/2031		100		103
Pilgrim’s Pride Corp.
3.500% due 03/01/2032		250		228
Pioneer Opco LLC
7.000% due 05/15/2033		125		127
PLS Group Ltd.
6.875% due 05/01/2031		125		128
Post Holdings, Inc.
4.500% due 09/15/2031		225		211
4.625% due 04/15/2030		400		387
6.250% due 10/15/2034		150		147
Prime Healthcare Services, Inc.
9.375% due 09/01/2029		100		105
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		450		441
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029		775		757
Qnity Electronics, Inc.
5.750% due 08/15/2032		125		126
Quikrete Holdings, Inc.
6.375% due 03/01/2032		750		766
6.750% due 03/01/2033		375		382
QXO Building Products, Inc.
6.500% due 07/15/2031		125		127
6.750% due 04/30/2032		425		439
6.875% due 07/15/2034		150		154
Rakuten Group, Inc.
9.750% due 04/15/2029		350		381
Range Resources Corp.
4.750% due 02/15/2030		100		98
Raven Acquisition Holdings LLC
6.875% due 11/15/2031		425		416
RB Global Holdings, Inc.
6.750% due 03/15/2028		50		51
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% due 01/15/2031		295		294
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		250		249
ROBLOX Corp.
3.875% due 05/01/2030		100		95
Ryan Specialty LLC
5.875% due 08/01/2032		125		123
Seadrill Finance Ltd.
8.375% due 08/01/2030		275		288
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029		325		316
4.125% due 01/15/2031		75		71
5.750% due 12/01/2034		75		76
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029		425		411
Sirius XM Radio LLC
3.875% due 09/01/2031		75		68
4.000% due 07/15/2028		775		755
4.125% due 07/01/2030		100		94
SM Energy Co.
6.750% due 08/01/2029		50		51
7.000% due 08/01/2032		75		76
8.750% due 07/01/2031		400		418

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

	$		$
Snap, Inc.
6.875% due 03/01/2033		75		73
6.875% due 03/15/2034		375		363
Sotera Health Holdings LLC
7.375% due 06/01/2031		25		26
Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		47		45
Stagwell Global LLC
5.625% due 08/15/2029		275		265
Standard Building Solutions, Inc.
6.500% due 08/15/2032		125		126
Standard Industries, Inc.
4.750% due 01/15/2028		475		472
Staples, Inc.
10.750% due 09/01/2029		75		72
Star Parent, Inc.
9.000% due 10/01/2030		150		157
Station Casinos LLC
4.500% due 02/15/2028		225		223
4.625% due 12/01/2031		150		143
Stonepeak Nile Parent LLC
7.250% due 03/15/2032		225		233
Sunoco LP
5.625% due 03/15/2031		300		298
6.625% due 08/15/2032		50		51
7.000% due 05/01/2029		75		77
SV RNO Property Owner 1 LLC
5.875% due 03/01/2031		375		370
Sword Purchaser LLC
8.250% due 04/15/2033		150		155
Synergy Infrastructure Holdings LLC
7.000% due 07/15/2034		75		76
Taylor Morrison Communities, Inc.
5.750% due 11/15/2032		100		103
Teleflex, Inc.
5.875% due 01/15/2032		100		101
Tenet Healthcare Corp.
4.625% due 06/15/2028		250		248
5.125% due 11/01/2027		325		325
6.125% due 10/01/2028		275		276
TGS ASA
8.500% due 01/15/2030		50		53
Tidewater, Inc.
9.125% due 07/15/2030		50		54
TopBuild Corp.
4.125% due 02/15/2032		375		380
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030		225		212
TransDigm, Inc.
4.625% due 01/15/2029		75		74
6.375% due 03/01/2029		1,125		1,144
6.375% due 05/31/2033		150		152
6.750% due 01/31/2034		100		103
Transocean International Ltd.
7.875% due 10/15/2032		300		313
8.750% due 02/15/2030		53		55
Travel & Leisure Co.
4.500% due 12/01/2029		300		290
TriNet Group, Inc.
7.125% due 08/15/2031		125		126
Tutor Perini Corp.
6.625% due 07/15/2033 (a)		125		126
Twilio, Inc.
3.875% due 03/15/2031		275		259
U.S. Acute Care Solutions LLC
9.750% due 05/15/2029		275		260
U.S. Foods, Inc.
4.750% due 02/15/2029		275		272
5.750% due 04/15/2033		225		225
UKG, Inc.
6.875% due 02/01/2031		475		462
United Airlines, Inc.
4.625% due 04/15/2029		125		123
United Rentals North America, Inc.
3.750% due 01/15/2032		475		441
3.875% due 02/15/2031		125		118
Univision Communications, Inc.
4.500% due 05/01/2029		50		48
8.500% due 07/31/2031		50		50
8.875% due 04/15/2033		200		197
9.375% due 08/01/2032		675		686
USA Compression Partners LP/USA Compression Finance Corp.
7.125% due 03/15/2029		125		128
Valaris Ltd.
8.375% due 04/30/2030		300		312

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

		$		$
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029			225		215
4.125% due 08/15/2031			250		235
6.000% due 05/01/2036			400		405
Venture Global LNG, Inc.
7.000% due 01/15/2030			50		51
9.500% due 02/01/2029			500		538
9.875% due 02/01/2032			750		801
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030			100		102
6.500% due 01/15/2034			100		104
6.750% due 01/15/2036			100		106
7.500% due 05/01/2033			50		55
7.750% due 05/01/2035			275		309
Versant Media Group, Inc.
7.250% due 01/30/2031			175		181
Vertiv Group Corp.
4.125% due 11/15/2028			100		99
VF Corp.
2.800% due 04/23/2027			125		123
Viking Cruises Ltd.
5.875% due 10/15/2033			125		125
9.125% due 07/15/2031			175		183
Virgin Media Secured Finance PLC
4.500% due 08/15/2030			875		744
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030			375		357
Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031			400		329
6.750% due 01/15/2033			200		170
VOC Escrow Ltd.
5.000% due 02/15/2028			425		425
Voyager Parent LLC
9.250% due 07/01/2032			142		150
VZ Secured Financing BV
5.000% due 01/15/2032			250		219
7.500% due 01/15/2033			525		503
Wayfair LLC
6.750% due 11/15/2032			175		180
WBI Operating LLC
6.250% due 10/15/2030			125		126
Weatherford International Ltd.
6.750% due 10/15/2033			300		306
WESCO Distribution, Inc.
5.250% due 04/15/2031			125		124
Whirlpool Corp.
6.125% due 06/15/2030			225		208
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031			225		237
WR Grace Holdings LLC
6.625% due 08/15/2032			225		218
7.000% due 08/01/2033			100		97
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028			100		99
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033			25		25
7.125% due 02/15/2031			375		397
Yum! Brands, Inc.
3.625% due 03/15/2031			400		372
4.750% due 01/15/2030			100		98
ZF North America Capital, Inc.
6.875% due 04/14/2028			325		333
7.500% due 03/24/2031			325		327
Ziggo BV
4.875% due 01/15/2030			100		94
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029			175		142

					72,616

UTILITIES 3.0%
AES Corp.
5.750% due 07/15/2033			100		101
Altice Holdings 1 SARL
0.000% due 12/31/2099 «	EUR		0		1
AmeriGas Partners LP/AmeriGas Finance Corp.
6.875% due 06/01/2031			$150		152
Clearway Energy Operating LLC
3.750% due 02/15/2031			175		162
Edison International
8.125% due 06/15/2053 •			75		77
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034			200		199
7.875% due 05/15/2032			100		103
8.250% due 01/15/2029			150		155

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

	$		$
Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 02/01/2031		225		218
6.875% due 05/15/2034		50		49
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.375% due 02/15/2032		75		78
NRG Energy, Inc.
3.375% due 02/15/2029		300		286
5.750% due 07/15/2029		450		451
PacifiCorp
7.125% due 08/15/2056 •		200		199
PBF Holding Co. LLC/PBF Finance Corp.
7.250% due 06/01/2034		75		74
PR RNO Property Owner 1 LLC
6.500% due 05/01/2031		350		350
Puget Energy, Inc.
7.000% due 09/15/2056 •		200		202
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 09/01/2031		25		25
6.750% due 03/15/2034		25		25
TerraForm Power Operating LLC
5.000% due 01/31/2028		175		174
TXNM Energy, Inc.
7.000% due 07/31/2056 •		125		126
Veon Midco BV
6.950% due 06/01/2031		200		200
Vodafone Group PLC
5.125% due 06/04/2081 •		175		137
Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029		50		53

				3,597

Total Corporate Bonds & Notes (Cost $92,404)				92,197

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
4.125% due 02/15/2036		100		98

Total U.S. Treasury Obligations (Cost $98)				98

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. (b)		900		0

Total Common Stocks (Cost $13)				0

WARRANTS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «		793		0

Total Warrants (Cost $8)				0

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)		443,949		444

Total Short-Term Instruments (Cost $444)				444

Total Investments in Securities (Cost $97,303)				96,999

INVESTMENTS IN AFFILIATES 17.0%
SHORT-TERM INSTRUMENTS 17.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.0%
PIMCO Short Asset Portfolio		578,408		5,697
PIMCO Short-Term Floating NAV Portfolio III		1,522,310		14,829

Total Short-Term Instruments (Cost $20,502)				20,526

Total Investments in Affiliates (Cost $20,502)				20,526

Total Investments 97.4% (Cost $117,805)				$117,525
Financial Derivative Instruments (f)(g) 0.0% (Cost or Premiums, net $986)				17
Other Assets and Liabilities, net 2.6%				3,062

Net Assets 100.0%				$120,604

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Coupon represents a 7-Day Yield.

(e)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Flora Food Management BV7.500% due 10/31/2030	01/20/2026	$293	$285	0.24%

		$293	$285	0.24%

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	36	$7,421	$1	$0	$(4)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	130	13,916	40	1	(22)
Long Gilt Futures	09/2026	3	355	7	1	(2)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	30	3,374	44	0	(12)
Ultra U.S. Treasury Bond Futures	09/2026	12	1,394	47	0	(9)

				$139	$2	$(49)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	1	$(145)	$(2)	$0	$0
Eurex 5 Year Euro BOBL Futures	09/2026	1	(132)	0	0	0
				$(2)	$0	$0

Total Futures Contracts				$137	$2	$(49)

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2028	0.469%	$	125	$12	$2	$14	$0	$0
Calpine LLC	5.000	Quarterly	12/20/2028	0.283		50	6	0	6	0	0
Carnival Corp.	1.000	Quarterly	12/20/2028	0.527		175	(14)	16	2	0	0
Charter Communications	5.000	Quarterly	12/20/2030	2.807		200	22	(5)	17	0	(1)
Constellation Energy Generation LLC	5.000	Quarterly	12/20/2028	0.414		50	6	(1)	5	0	0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.608		100	(1)	1	0	0	0
Venture Global LNG, Inc.	5.000	Quarterly	06/20/2031	2.310		125	13	1	14	0	0
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	2.482	EUR	25	1	2	3	0	0

							$45	$16	$61	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$98	$2	$7	$9	$0	$0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	3,112	224	33	257	0	(1)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	11,162	710	205	915	0	(6)

					$936	$245	$1,181	$0	$(7)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$	1,600	$14	$25	$39	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		500	(13)	18	5	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		400	(7)	7	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		800	10	50	60	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,100	(4)	39	35	12	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035	AUD	900	(6)	(32)	(38)	0	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	700	11	(2)	9	1	0

							$5	$105	$110	$28	$0

Total Swap Agreements							$986	$366	$1,352	$28	$(8)

Cash of $1,979 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BSH	07/2026	EUR	1,690	$	1,970	$39	$0
MBC	07/2026		197		229	4	0
	07/2026	$	2,259	EUR	1,987	13	(2)
	08/2026	EUR	1,865	$	2,121	0	(12)
SCX	07/2026		100		116	2	0

Total Forward Foreign Currency Contracts						$58	$(14)

Schedule of Investments PIMCO Sector Fund Series – H (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,949	$311	$4,260
Corporate Bonds & Notes
Banking & Finance	0	15,984	0	15,984
Industrials	0	72,616	0	72,616
Utilities	0	3,596	1	3,597
U.S. Treasury Obligations	0	98	0	98
Short-Term Instruments
Mutual Funds	444	0	0	444

	$444	$96,243	$312	$96,999
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,526	$0	$0	$20,526

Total Investments	$20,970	$96,243	$312	$117,525

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	29	0	30
Over the counter	0	58	0	58

	$1	$87	$0	$88
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(55)	0	(57)
Over the counter	0	(14)	0	(14)

	$(2)	$(69)	$0	$(71)

Total Financial Derivative Instruments	$(1)	$18	$0	$17

Totals	$20,969	$96,261	$312	$117,542

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate